Note 32 - Interest Income and Expense (Tables)	6 Months Ended
Jun. 30, 2018
Interest Income And Expense
Interest Income Break Down By Origin
Interest Income. Breakdown by Origin (Millions of euros)
	Notes	June 2018	June 2017
Central Banks		266	148
Loans and advances to credit institutions		209	151
Loans and advances to customers		11,381	11,135
Debt securities		1,839	1,872
Held for trading		775	627
Other portfolios		1,064	1,245
Adjustments of income as a result of hedging transactions		129	(138)
Cash flow hedges (effective portion)		(3)	-
Fair value hedges		132	(138)
Insurance activity		528	660
Other income		156	477
Total	48.1	14,507	14,305

Interest Expenses Break Down By Origin
Interest Expenses. Breakdown by Origin (Millions of euros)
	June 2018	June 2017
Central banks	44	62
Deposits from credit institutions	1,054	744
Customers deposits	3,049	2,970
Debt securities issued	944	1,102
Adjustments of expenses as a result of hedging transactions	315	(269)
Cash flow hedges (effective portion)	26	19
Fair value hedges	289	(288)
Cost attributable to pension funds	64	68
Insurance activity	254	474
Other expenses	137	350
Total	5,864	5,502

Interest Income And Expenses Change In The Balance
Interest Income and Expenses: Change in the Balance (Millions of euros)
	June 2018 / June 2017			June 2017 / June 2016
	Volume Effect (1)	Price Effect (2)	Total Effect	Volume Effect (1)	Price Effect (2)	Total Effect
Cash and balances with central banks and other demand deposits	1	48	49	2	(1)	1
Securities portfolio and derivatives	150	(339)	(189)	(306)	185	(120)
Loans and advances to Central Banks	(68)	41	(27)	(28)	77	50
Loans and advances to credit institutions	(73)	256	183	(11)	(7)	(19)
Loans and advances to customers	(757)	1,054	297	(15)	572	557
Euros	(127)	89	(38)	(64)	(140)	(204)
Foreign currencies	(581)	916	335	263	498	761
Other assets	(23)	(88)	(111)	(6)	140	134
Interest income			202			603
Deposits from central banks and credit institutions	(262)	464	202	(87)	73	(14)
Customer deposits	(188)	693	505	(68)	65	(3)
Euros	(13)	(65)	(78)	(36)	(139)	(175)
Foreign currencies	(199)	782	583	109	63	172
Debt securities issued	(80)	77	(4)	(39)	28	(11)
Other liabilities	217	(559)	(341)	(23)	215	192
Interest expenses			362			164
Net Interest Income			(160)			438

(1) The volume effect is calculated as the result of the interest rate of the initial period multiplied by the difference between the average balances of both periods.

(2) The price effect is calculated as the result of the average balance of the last period multiplied by the difference between the interest rates of both periods.